UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23312)

Tidal Trust III
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust III
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

VistaShares Artificial Intelligence Supercycle ETF Tailored Shareholder Report

semi-annual shareholder report May 31, 2026 VistaShares Artificial Intelligence Supercycle ETF Ticker: AIS (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the VistaShares Artificial Intelligence Supercycle ETF (the "Fund") for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.vistashares.com. You can also request this information by contacting us at (844) 875-2288 or by writing to the VistaShares Artificial Intelligence Supercycle ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VistaShares Artificial Intelligence Supercycle ETF	$58	0.75%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of May 31, 2026 )

Fund Size (Thousands)	$706,802
Number of Holdings	60
Total Advisory Fee Paid	$853,148
Portfolio Turnover Rate	15%*
*	Not annualized for periods less than one year.

Sector/Security Type - Investments

(% of Total Net Assets)

Technology
89.4%
Industrials
10.2%
Cash & Other
0.4%

Percentages are based on total net assets. Cash & Other represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of May 31, 2026 )

Top Ten Holdings	(% of Total Net Assets)
SK Hynix, Inc.	12.3
Micron Technology, Inc.	8.4
Advanced Micro Devices, Inc.	4.7
Silicon Motion Technology Corp.	3.8
Vertiv Holdings Co. - Class A	3.7
Vicor Corp.	3.6
Navitas Semiconductor Corp.	3.3
Marvell Technology, Inc.	3.3
Intel Corp.	3.2
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.1

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.vistashares.com.

VistaShares Electrification Supercycle ETF Tailored Shareholder Report

semi-annual Shareholder Report May 31, 2026 VistaShares Electrification Supercycle ETF Ticker: POW (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the VistaShares Electrification Supercycle ETF (the "Fund") for the period December 1, 2025 to May 31, 2026. You can find additional information about the Fund at www.vistashares.com. You can also request this information by contacting us at (844) 875-2288 or by writing to the VistaShares Electrification Supercycle ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VistaShares Electrification Supercycle ETF	$48	0.75%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of May 31, 2026 )

Fund Size (Thousands)	$67,637
Number of Holdings	61
Total Advisory Fee Paid	$83,970
Portfolio Turnover Rate	12%*
*	Not annualized for periods less than one year.

Sector/Security Type - Investments

(% of Total Net Assets)

Industrials
59.2%
Utilities
18.7%
Technology
14.0%
Energy
5.2%
Consumer Discretionary
1.1%
Materials
0.2%
Cash & Other
1.6%

Percentages are based on total net assets. Cash & Other represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of May 31, 2026 )

Top Ten Holdings	(% of Total Net Assets)
LS Electric Co. Ltd.	8.4
Delta Electronics, Inc.	8.2
Powell Industries, Inc.	6.2
Vicor Corp.	5.7
Quanta Services, Inc.	4.7
Prysmian SpA	4.4
Eaton Corp. PLC	3.9
Hyosung Heavy Industries Corp.	3.9
nVent Electric PLC	3.8
GE Vernova, Inc.	3.2

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.vistashares.com.

VistaShares Target 15 S&P 100 Distribution ETF Tailored Shareholder Report

semi-annual Shareholder Report May 31, 2026 VistaShares Target 15 S&P 100 Distribution ETF Ticker: SIOO (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the VistaShares Target 15 S&P 100 Distribution ETF (the "Fund") for the period December 10, 2025 (the Fund's "Inception") to May 31, 2026. You can find additional information about the Fund at www.vistashares.com. You can also request this information by contacting us at (844) 875-2288 or by writing to the VistaShares Target 15 S&P 100 Distribution ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VistaShares Target 15 S&P 100 Distribution ETF	$29	0.59%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of May 31, 2026 )

Fund Size (Thousands)	$14,403
Number of Holdings	115
Total Advisory Fee Paid	$17,664
Portfolio Turnover Rate	5%*
*	Not annualized for periods less than one year.

Sector/Security Type - Investments

(% of Total Net Assets)

Technology
40.7%
Communications
14.8%
Financials
10.2%
Consumer Discretionary
9.4%
Health Care
8.3%
Industrials
5.1%
Consumer Staples
5.0%
Energy
2.3%
Utilities
0.8%
Materials
0.5%
Real Estate
0.3%
Options
0.3%
Cash & Other
2.3%

Percentages are based on total net assets. Cash & Other represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of May 31, 2026 )

Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	9.4
Apple, Inc.	8.3
Microsoft Corp.	5.3
Alphabet, Inc. - Class A	4.9
Broadcom, Inc.	4.8
Amazon.com, Inc.	4.6
Alphabet, Inc. - Class C	3.9
Meta Platforms, Inc. - Class A	3.1
Tesla, Inc.	2.8
Micron Technology, Inc.	2.6

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.vistashares.com.

VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF Tailored Shareholder Report

semi-annual Shareholder Report May 31, 2026 VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF Ticker: TPRY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF (the "Fund") for the period February 25, 2026 (the Fund's "Inception") to May 31, 2026. You can find additional information about the Fund at www.vistashares.com. You can also request this information by contacting us at (844) 875-2288 or by writing to the VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF	$26	0.95%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of May 31, 2026 )

Fund Size (Thousands)	$3,049
Number of Holdings	59
Total Advisory Fee Paid	$4,696
Portfolio Turnover Rate	105%*
*	Not annualized for periods less than one year.

Sector/Security Type - Investments

(% of Total Net Assets)

Technology
32.8%
Communications
20.4%
Consumer Discretionary
25.7%
Industrials
6.0%
Utilities
8.8%
Options
3.9%
Cash & Other
2.4%

Percentages are based on total net assets. Cash & Other represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of May 31, 2026 )

Top Ten Holdings	(% of Total Net Assets)
Amazon.com, Inc.	12.1
Micron Technology, Inc.	9.2
Alphabet, Inc. - Class C	6.6
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.9
Uber Technologies, Inc.	5.8
Alibaba Group Holding Ltd., ADR	5.5
Meta Platforms, Inc. - Class A	4.5
Whirlpool Corp.	4.5
Vistra Corp.	4.5
NRG Energy, Inc.	4.3

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.vistashares.com.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements
May 31, 2026 (Unaudited)

Tidal Trust III
VistaShares Artificial Intelligence Supercycle ETF	| AIS	| NYSE Arca, Inc.
VistaShares Electrification Supercycle ETF	| POW	| NYSE Arca, Inc.
VistaShares Target 15 S&P 100 Distribution ETF	| SIOO	| NYSE Arca, Inc.
VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF	| TPRY	| NYSE Arca, Inc.

VistaShares ETFs

VistaShares Artificial Intelligence Supercycle ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Industrial Products - 10.2%
Advanced Energy Industries, Inc.	21,453	$6,482,668
GE Vernova, Inc.	19,201	18,592,712
Legrand SA	70,969	12,228,038
Munters Group AB	163,151	3,424,435
Rigaku Holdings Corp.	272,440	4,803,939
Vertiv Holdings Co. - Class A	83,819	26,462,497
		71,994,289

Software & Tech Services - 3.5%
Commvault Systems, Inc.(a)	59,423	7,056,481
CrowdStrike Holdings, Inc. - Class A(a)	3,371	2,464,201
Kehua Data Co. Ltd. - Class A	543,761	3,137,937
Nutanix, Inc. - Class A(a)	114,546	5,964,410
Palo Alto Networks, Inc.(a)	18,205	5,128,167
Zscaler, Inc.(a)	7,119	994,738
		24,745,934

Tech Hardware & Semiconductors - 85.9%(b)
Advanced Micro Devices, Inc.(a)	63,895	32,976,210
AP Memory Technology Corp.	177,134	6,729,005
Arista Networks, Inc.(a)	61,291	9,774,076
ARM Holdings PLC, ADR(a)	42,517	15,020,831
ASML Holding NV	7,047	11,365,120
Astera Labs, Inc.(a)	36,976	12,677,222
Asustek Computer, Inc.(a)	341,875	8,305,274
Broadcom, Inc.	12,344	5,514,929
Celestica, Inc.(a)	8,567	3,314,796
Cisco Systems, Inc.	35,233	4,242,758
Coherent Corp.(a)	17,379	6,281,987
Corning, Inc.	75,427	13,664,355
Credo Technology Group Holding Ltd.(a)	23,750	5,605,713
Everpure, Inc. - Class A(a)	28,117	2,235,583
Foxconn Industrial Internet Co. Ltd. - Class A(a)	1,852,244	20,086,238
Hewlett Packard Enterprise Co.	73,433	3,160,556
Hygon Information Technology Co. Ltd. - Class A(a)	108,635	4,717,085
IEIT Systems Co. Ltd. - Class A	500,413	4,778,231
Intel Corp.(a)	194,208	22,271,773
King Yuan Electronics Co. Ltd.(a)	167,977	1,761,518
Marvell Technology, Inc.	112,317	23,024,985
Micron Technology, Inc.	61,317	59,538,807
Montage Technology Co. Ltd. - Class A(a)	253,638	9,480,674
MPI Corp.(a)	51,522	9,802,593
Nanya Technology Corp.	650,580	7,206,629
Navitas Semiconductor Corp.(a)	885,340	23,550,044
Nokia Oyj	359,446	5,239,028

The accompanying notes are an integral part of these financial statements.

NVIDIA Corp.	83,770	$17,687,198
Penguin Solutions, Inc.(a)	102,751	5,736,588
Quanta Computer, Inc.(a)	320,172	3,464,855
Samsung Electronics Co. Ltd.	75,293	15,838,010
Sandisk Corp.(a)	7,859	13,320,848
Seagate Technology Holdings PLC	21,448	18,869,950
Silicon Motion Technology Corp., ADR	95,968	26,570,660
SK Hynix, Inc.	56,011	86,711,123
Super Micro Computer, Inc.(a)	92,699	4,272,497
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	52,851	22,115,501
Tower Semiconductor Ltd.(a)	31,473	9,045,211
Transcend Information, Inc.(a)	368,709	3,978,345
Unimicron Technology Corp.	342,474	11,534,056
Vicor Corp.(a)	75,382	25,240,909
Western Digital Corp.	19,981	10,614,107
		607,325,878

TOTAL COMMON STOCKS (Cost $463,939,637)		704,066,101

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(c)	2,187,529	2,187,529

TOTAL SHORT-TERM INVESTMENTS (Cost $2,187,529)		2,187,529

TOTAL INVESTMENTS - 99.9% (Cost $466,127,166)		$706,253,630
Other Assets in Excess of Liabilities - 0.1%		548,483
TOTAL NET ASSETS - 100.0%		$706,802,113

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.

The accompanying notes are an integral part of these financial statements.

VistaShares Electrification Supercycle ETF

Schedule of Investments

May 31, 2026 (Unaudited)

COMMON STOCKS - 98.4%	Shares	Value
Consumer Discretionary Products - 1.1%
LG Energy Solution Ltd.(a)	2,438	$740,945

Industrial Products - 52.5%(b)
Advanced Energy Industries, Inc.	2,004	605,569
American Superconductor Corp.(a)	2,612	133,055
Amphenol Corp.	4,202	625,089
Bel Fuse, Inc. - Class B	7,755	2,128,903
Eaton Corp. PLC	6,613	2,649,168
GE Vernova, Inc.	2,267	2,195,181
Hammond Power Solutions, Inc.	7,943	1,867,561
Hubbell, Inc.	3,920	1,856,551
Hyosung Heavy Industries Corp.	1,073	2,623,759
Iljin Electric Co. Ltd.	23,608	1,455,331
Littelfuse, Inc.	2,614	1,220,398
LS Electric Co. Ltd.	35,274	5,652,734
nVent Electric PLC	15,313	2,557,118
Powell Industries, Inc.	14,833	4,218,802
Prysmian SpA	17,059	2,946,252
Schneider Electric SE	2,442	769,279
Siemens Energy AG	10,792	2,055,811
		35,560,561

Industrial Services - 6.7%
MasTec, Inc.(a)	3,654	1,382,564
Quanta Services, Inc.	4,452	3,168,622
		4,551,186

Materials - 0.2%
Hanwha Solutions Corp.	4,617	128,216

Renewable Energy - 5.2%
EnerSys	2,705	616,659
Enphase Energy, Inc.(a)	9,224	630,553
Fluence Energy, Inc. - Class A(a)	8,272	156,175
GCL System Integration Technology Co. Ltd.(a)	229,300	117,215
Ginlong Technologies Co. Ltd.	17,100	289,322
Nextpower, Inc. - Class A(a)	875	136,850
OY Nofar Energy Ltd.(a)	2,790	280,050
SolarEdge Technologies, Inc.(a)	4,350	332,123
Sungrow Power Supply Co. Ltd.	36,500	959,827
		3,518,774

Tech Hardware & Semiconductors - 14.0%
Delta Electronics, Inc.	71,389	5,572,014

The accompanying notes are an integral part of these financial statements.

Vicor Corp.(a)	11,604	$3,885,483
		9,457,497

Utilities - 18.7%
American Electric Power Co., Inc.	7,048	892,770
Brookfield Renewable Partners LP	7,221	267,076
Consolidated Edison, Inc.	5,939	627,337
Constellation Energy Corp.	3,394	976,624
Datang International Power Generation Co. Ltd.(a)	162,200	206,807
Duke Energy Corp.	958	117,575
Edison International	10,443	730,384
Electric Power Development Co. Ltd.	4,441	112,064
Enel SpA	76,782	862,412
Engie SA	31,591	975,825
Eversource Energy	10,530	718,883
Exelon Corp.	17,680	806,915
Iberdrola SA	21,505	489,360
Kansai Electric Power Co., Inc.	11,922	174,910
Korea Electric Power Corp.	4,263	110,040
National Grid PLC	41,605	670,451
NextEra Energy, Inc.	15,232	1,325,336
NRG Energy, Inc.	2,614	350,485
PG&E Corp.	32,282	527,488
Redeia Corp. SA	10,970	188,566
Southern Co.	2,175	200,209
Xcel Energy, Inc.	16,358	1,300,461
		12,631,978

TOTAL COMMON STOCKS (Cost $59,852,885)		66,589,157

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(c)	985,522	985,522

TOTAL SHORT-TERM INVESTMENTS (Cost $985,522)		985,522

TOTAL INVESTMENTS - 99.9% (Cost $60,838,407)		$67,574,679
Other Assets in Excess of Liabilities - 0.1%		62,642
TOTAL NET ASSETS - 100.0%		$67,637,321

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.

The accompanying notes are an integral part of these financial statements.

VistaShares Target 15 S&P 100 Distribution ETF

Schedule of Investments

May 31, 2026 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Banking - 3.7%
Bank of America Corp.	2,097	$108,205
Citigroup, Inc.	541	68,112
JPMorgan Chase & Co.	846	253,216
U.S. Bancorp	482	26,438
Wells Fargo & Co.	973	75,446
		531,417

Consumer Discretionary Products - 3.1%
General Motors Co.	281	23,390
Nike, Inc. - Class B	370	17,105
Tesla, Inc.(a)	919	400,491
		440,986

Consumer Discretionary Services - 0.7%
McDonald’s Corp.	219	61,145
Starbucks Corp.	358	35,499
		96,644

Consumer Staple Products - 3.0%
Altria Group, Inc.	528	36,738
Coca-Cola Co.	1,225	96,787
Colgate-Palmolive Co.	247	22,262
Mondelez International, Inc. - Class A	396	24,223
PepsiCo, Inc.	424	61,137
Philip Morris International, Inc.	482	85,497
Procter & Gamble Co.	728	104,512
		431,156

Financial Services - 4.6%
American Express Co.	162	51,268
Bank of New York Mellon Corp.	208	29,001
Blackrock, Inc.	37	38,734
Capital One Financial Corp.	191	35,895
Charles Schwab Corp.	528	46,121
Goldman Sachs Group, Inc.	89	91,275
Mastercard, Inc. - Class A	248	122,507
Morgan Stanley	371	77,168
Visa, Inc. - Class A	528	172,318
		664,287

Health Care - 8.3%
Abbott Laboratories	540	46,224
AbbVie, Inc.	555	120,835
Amgen, Inc.	162	54,560
Bristol-Myers Squibb Co.	641	36,652

The accompanying notes are an integral part of these financial statements.

CVS Health Corp.	397	$36,119
Danaher Corp.	191	34,890
Eli Lilly & Co.	245	270,725
Gilead Sciences, Inc.	388	52,159
Intuitive Surgical, Inc.(a)	105	44,587
Johnson & Johnson	758	170,800
Medtronic PLC	397	29,303
Merck & Co., Inc.	777	92,245
Pfizer, Inc.	1,798	47,072
Thermo Fisher Scientific, Inc.	116	57,131
UnitedHealth Group, Inc.	280	106,487
		1,199,789

Industrial Products - 4.4%
3M Co.	160	24,501
Boeing Co.(a)	245	56,632
Caterpillar, Inc.	145	127,001
Deere & Co.	68	36,868
Emerson Electric Co.	174	25,025
GE Aerospace	329	106,517
GE Vernova, Inc.	77	74,560
General Dynamics Corp.	68	23,584
Honeywell International, Inc.	195	46,383
Lockheed Martin Corp.	60	31,827
RTX Corp.	418	75,098
		627,996

Industrial Services - 0.7%
FedEx Corp.	62	25,528
Union Pacific Corp.	179	47,013
United Parcel Service, Inc. - Class B	224	23,899
		96,440

Insurance - 1.9%
Berkshire Hathaway, Inc. - Class B(a)	568	269,505

Materials - 0.5%
Linde PLC	145	72,165

Media - 13.8%
Alphabet, Inc. - Class A	1,865	709,334
Alphabet, Inc. - Class C	1,490	560,881
Booking Holdings, Inc.	209	34,993
Comcast Corp. - Class A	1,120	27,854
Meta Platforms, Inc. - Class A	697	440,859
Netflix, Inc.(a)	1,341	115,353
Uber Technologies, Inc.(a)	668	47,027
Walt Disney Co.	556	56,618
		1,992,919

The accompanying notes are an integral part of these financial statements.

Oil & Gas - 2.3%
Chevron Corp.	585	$106,739
ConocoPhillips	377	42,970
Exxon Mobil Corp.	1,291	187,531
		337,240

Real Estate - 0.3%
American Tower Corp. - REIT	145	27,109
Simon Property Group, Inc. - REIT	93	19,057
		46,166

Retail & Wholesale - Discretionary - 5.6%
Amazon.com, Inc.(a)	2,473	669,293
Home Depot, Inc.	309	97,996
Lowe’s Cos., Inc.	174	37,299
		804,588

Retail & Wholesale - Staples - 2.0%
Costco Wholesale Corp.	134	128,147
Walmart, Inc.	1,394	161,355
		289,502

Software & Tech Services - 8.8%
Accenture PLC - Class A	189	35,356
Adobe, Inc.(a)	122	31,623
International Business Machines Corp.	291	86,660
Intuit, Inc.	88	29,175
Microsoft Corp.	1,686	759,105
Oracle Corp.	541	122,147
Palantir Technologies, Inc. - Class A(a)	731	114,431
Salesforce, Inc.	293	55,992
ServiceNow, Inc.(a)	333	41,415
		1,275,904

Tech Hardware & Semiconductors - 31.9%(b)
Advanced Micro Devices, Inc.(a)	510	263,211
Apple, Inc.	3,840	1,198,310
Applied Materials, Inc.	245	110,265
Broadcom, Inc.	1,548	691,600
Cisco Systems, Inc.	1,238	149,080
Intel Corp.(a)	1,460	167,433
Lam Research Corp.	388	123,454
Micron Technology, Inc.	380	368,980
NVIDIA Corp.	6,423	1,356,152
QUALCOMM, Inc.	329	82,586
Texas Instruments, Inc.	280	85,590
		4,596,661

Telecommunications - 1.0%
AT&T, Inc.	2,162	53,618

The accompanying notes are an integral part of these financial statements.

T-Mobile US, Inc.		146	$27,379
Verizon Communications, Inc.		1,318	63,014
			144,011

Utilities - 0.8%
Duke Energy Corp.		235	28,842
NextEra Energy, Inc.		645	56,121
Southern Co.		339	31,205
			116,168

TOTAL COMMON STOCKS (Cost $12,927,631)			14,033,544

PURCHASED OPTIONS - 0.3%(a)(c)(d)(e)	Notional Amount	Contracts	Value
Call Options - 0.3%
Amazon.com, Inc., Expiration: 6/18/2026; Exercise Price: $270.00	$135,320	5	4,025
Apple, Inc., Expiration: 6/18/2026; Exercise Price: $290.00	156,030	5	11,788
Microsoft Corp., Expiration: 6/18/2026; Exercise Price: $410.00	180,096	4	16,900
NVIDIA Corp., Expiration: 6/18/2026; Exercise Price: $220.00	168,912	8	3,840
			36,553

TOTAL PURCHASED OPTIONS (Cost $29,299)			36,553

SHORT-TERM INVESTMENTS - 4.2%
Money Market Funds - 4.2%		Shares	Value
First American Government Obligations Fund - Class X, 3.55%(f)		604,309	604,309

TOTAL SHORT-TERM INVESTMENTS (Cost $604,309)			604,309

TOTAL INVESTMENTS - 101.9% (Cost $13,561,239)			$14,674,406
Liabilities in Excess of Other Assets - (1.9)%			(271,672)
TOTAL NET ASSETS - 100.0%			$14,402,734

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.

The accompanying notes are an integral part of these financial statements.

VistaShares Target 15 S&P 100 Distribution ETF

Schedule of Written Options Contracts

May 31, 2026 (Unaudited)

	Notional
WRITTEN OPTIONS - (2.6)%(a)(b)	Amount	Contracts	Value
Call Options - (2.5)%
S&P 100 Index, Expiration: 6/18/2026; Exercise Price: $3,800.00	$(754,668)	(2)	$(7,000)
S&P 100 Index, Expiration: 6/18/2026; Exercise Price: $3,780.00	(1,509,336)	(4)	(18,000)
S&P 100 Index, Expiration: 6/18/2026; Exercise Price: $3,740.00	(2,264,004)	(6)	(42,600)
S&P 100 Index, Expiration: 6/18/2026; Exercise Price: $3,720.00	(1,132,002)	(3)	(25,890)
S&P 100 Index, Expiration: 6/18/2026; Exercise Price: $3,680.00	(8,678,682)	(23)	(271,860)
			(365,350)

Put Options - (0.1)%
Amazon.com, Inc., Expiration: 6/18/2026; Exercise Price: $270.01	(135,320)	(5)	(3,346)
Apple, Inc., Expiration: 6/18/2026; Exercise Price: $290.01	(156,030)	(5)	(471)
Microsoft Corp., Expiration: 6/18/2026; Exercise Price: $410.01	(180,096)	(4)	(690)
NVIDIA Corp., Expiration: 6/18/2026; Exercise Price: $220.01	(168,912)	(8)	(10,584)
			(15,091)

TOTAL WRITTEN OPTIONS (Premiums received $228,336)			(380,441)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF

Schedule of Investments

May 31, 2026 (Unaudited)

COMMON STOCKS - 93.7%		Shares	Value
Consumer Discretionary Products - 4.5%
Whirlpool Corp.		3,154	$136,947

Industrial Products - 6.0%
L3Harris Technologies, Inc.		294	92,663
RTX Corp.		500	89,830
			182,493

Media - 20.4%
Alphabet, Inc. - Class C		533	200,637
Baidu, Inc. - Class ADR- A(a)		777	105,136
Meta Platforms, Inc. - Class A		218	137,887
Uber Technologies, Inc.(a)		2,511	176,775
			620,435

Retail & Wholesale - Discretionary - 21.2%
Alibaba Group Holding Ltd., ADR		1,359	168,815
Amazon.com, Inc.(a)		1,368	370,235
PDD Holdings, Inc., ADR(a)		1,277	107,830
			646,880

Tech Hardware & Semiconductors - 32.8%(b)
ASML Holding NV		53	85,476
Corning, Inc.		698	126,450
Lam Research Corp.		356	113,272
Micron Technology, Inc.		289	280,619
NVIDIA Corp.		605	127,740
QUALCOMM, Inc.		345	86,602
Taiwan Semiconductor Manufacturing Co. Ltd., ADR		432	180,770
			1,000,929

Utilities - 8.8%
NRG Energy, Inc.		977	130,996
Vistra Corp.		853	136,676
			267,672

TOTAL COMMON STOCKS (Cost $2,798,906)			2,855,356

PURCHASED OPTIONS - 3.9%(a)(c)(d)(e)	Notional Amount	Contracts	Value
Call Options - 3.8%
Alibaba Group Holding Ltd., Expiration: 6/18/2026; Exercise Price: $132.00	$161,486	13	2,275
Alphabet, Inc., Expiration: 6/18/2026; Exercise Price: $425.00	188,215	5	377

The accompanying notes are an integral part of these financial statements.

Amazon.com, Inc., Expiration: 6/18/2026; Exercise Price: $290.00	$351,832	13	$2,405
Corning, Inc., Expiration: 6/18/2026; Exercise Price: $220.00	108,696	6	1,590
L3Harris Technologies, Inc., Expiration: 6/5/2026; Exercise Price:$322.50	63,036	2	340
Lam Research Corp., Expiration: 6/5/2026; Exercise Price: $340.00	95,454	3	1,185
Meta Platforms, Inc., Expiration: 6/18/2026; Exercise Price: $645.00	126,502	2	2,755
Micron Technology, Inc., Expiration: 6/5/2026; Exercise Price: $1,010.00	194,200	2	7,810
NRG Energy, Inc., Expiration: 6/18/2026; Exercise Price: $160.00	120,672	9	720
NVIDIA Corp., Expiration: 6/18/2026; Exercise Price: $235.00	126,684	6	1,053
PDD Holdings, Inc., Expiration: 6/18/2026; Exercise Price: $86.00	101,328	12	2,754
QUALCOMM, Inc., Expiration: 6/18/2026; Exercise Price: $240.00	75,306	3	7,162
RTX Corp., Expiration: 6/5/2026; Exercise Price: $190.00	89,830	5	118
Sandisk Corp., Expiration: 6/5/2026; Exercise Price: $1,720.00	169,498	1	8,585
Sandisk Corp., Expiration: 6/5/2026; Exercise Price: $1,000.00	169,498	1	69,930
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 6/18/2026; Exercise Price: $450.00	167,380	4	2,690
Uber Technologies, Inc., Expiration: 6/18/2026; Exercise Price: $85.00	176,000	25	325
Vistra Corp., Expiration: 6/18/2026; Exercise Price: $175.00	128,184	8	2,212
			114,286

Put Options - 0.1%
Baidu, Inc., Expiration: 6/18/2026; Exercise Price: $120.00	94,717	7	935
Whirlpool Corp., Expiration: 6/18/2026; Exercise Price: $37.50	134,602	31	3,100
			4,035

TOTAL PURCHASED OPTIONS (Cost $122,662)			118,321

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%		Shares	Value
First American Government Obligations Fund - Class X, 3.55%(f)		7,491	7,491

TOTAL SHORT-TERM INVESTMENTS (Cost $7,491)			7,491

TOTAL INVESTMENTS - 97.8% (Cost $2,929,059)			$2,981,168
Other Assets in Excess of Liabilities - 2.2%			67,553
TOTAL NET ASSETS - 100.0%			$3,048,721

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Exchange-traded.
(d)	100 shares per contract.

(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.

The accompanying notes are an integral part of these financial statements.

Schedule of Written Options Contracts

May 31, 2026 (Unaudited)

WRITTEN OPTIONS - (2.3)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (2.1)%
Alibaba Group Holding Ltd., Expiration: 6/18/2026; Exercise Price:$128.00	$(161,486)	(13)	$(3,666)
Alphabet, Inc., Expiration: 6/18/2026; Exercise Price: $410.00	(188,215)	(5)	(835)
Amazon.com, Inc., Expiration: 6/18/2026; Exercise Price: $280.00	(351,832)	(13)	(5,200)
Corning, Inc., Expiration: 6/18/2026; Exercise Price: $210.00	(108,696)	(6)	(2,460)
L3Harris Technologies, Inc., Expiration: 6/5/2026; Exercise Price: $317.50	(63,036)	(2)	(615)
Lam Research Corp., Expiration: 6/5/2026; Exercise Price: $332.50	(95,454)	(3)	(1,785)
Meta Platforms, Inc., Expiration: 6/18/2026; Exercise Price: $620.00	(126,502)	(2)	(5,160)
Micron Technology, Inc., Expiration: 6/5/2026; Exercise Price: $1,000.00	(194,200)	(2)	(8,490)
NRG Energy, Inc., Expiration: 6/18/2026; Exercise Price: $150.00	(120,672)	(9)	(1,350)
NVIDIA Corp., Expiration: 6/18/2026; Exercise Price: $225.00	(126,684)	(6)	(2,070)
PDD Holdings, Inc., Expiration: 6/18/2026; Exercise Price: $85.00	(101,328)	(12)	(3,264)
QUALCOMM, Inc., Expiration: 6/18/2026; Exercise Price: $230.00	(75,306)	(3)	(9,105)
RTX Corp., Expiration: 6/5/2026; Exercise Price: $182.50	(89,830)	(5)	(700)
Sandisk Corp., Expiration: 6/5/2026; Exercise Price: $1,700.00	(169,498)	(1)	(9,210)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 6/18/2026; Exercise Price: $430.00	(167,380)	(4)	(4,990)
Uber Technologies, Inc., Expiration: 6/18/2026; Exercise Price: $80.00	(176,000)	(25)	(663)
Vistra Corp., Expiration: 6/18/2026; Exercise Price: $165.00	(128,184)	(8)	(4,520)
			(64,083)

Put Options - (0.2)%
Baidu, Inc., Expiration: 6/18/2026; Exercise Price: $125.00	(94,717)	(7)	(1,771)
Whirlpool Corp., Expiration: 6/18/2026; Exercise Price: $40.00	(134,602)	(31)	(3,255)
			(5,026)
TOTAL WRITTEN OPTIONS (Premiums received $86,448)			(69,109)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

May 31, 2026 (Unaudited)

	VistaShares Artificial Intelligence Supercycle ETF	VistaShares Electrification Supercycle ETF	VistaShares Target 15 S&P 100 Distribution ETF	VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF
ASSETS:
Investments, at value (cost $466,127,166, $60,838,407, $13,561,239 and $2,929,059) (Note 2)	$706,253,630	$67,574,679	$14,674,406	$2,981,168
Receivable for fund shares sold	9,577,325	—	—	1,016,980
Foreign currency, at value	422,298	36,009	—	—
Dividends receivable	203,681	57,144	9,593	492
Dividend tax reclaim receivable	24,169	2,935	—	—
Interest receivable	12,955	4,722	1,930	257
Cash	—	—	2,047	140
Receivable for investments sold	—	—	—	1,206,252
Deposit at broker for option contracts	—	—	101,392	10,322
Issuance fees receivable	78	—	—	—
Total assets	716,494,136	67,675,489	14,789,368	5,215,611

LIABILITIES:
Written option contracts, premium received ($–, $–, $228,336 and $86,448)	—	—	380,441	69,109
Payable for investments purchased	9,349,538	—	—	1,081,040
Payable to adviser (Note 4)	337,837	37,740	6,193	2,026
Payable to custodian	4,648	428	—	—
Fund shares redeemed	—	—	—	1,014,685
Interest payable	—	—	—	30
Total liabilities	9,692,023	38,168	386,634	2,166,890
NET ASSETS	$706,802,113	$67,637,321	$14,402,734	$3,048,721

NET ASSETS CONSISTS OF:
Paid-in capital	$460,787,904	$60,789,299	$14,271,308	$2,917,493
Total distributable earnings/(accumulated losses)	246,014,209	6,848,022	131,426	131,228
Total Net Assets	$706,802,113	$67,637,321	$14,402,734	$3,048,721

Net assets	$706,802,113	$67,637,321	$14,402,734	$3,048,721
Shares issued and outstanding(a)	9,225,000	2,175,000	725,000	150,000
Net asset value per share	$76.62	$31.10	$19.87	$20.32

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended May 31, 2026

(Unaudited)

	VistaShares Artificial Intelligence Supercycle ETF	VistaShares Electrification Supercycle ETF(a)	VistaShares Target 15 S&P 100 Distribution ETF(b)	VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF(c)
INVESTMENT INCOME:
Dividend income	$527,342	$170,386	$31,125	$5,326
Interest income	27,777	7,600	3,991	463
Less: Issuance fees	(100)	—	—	—
Less: Dividend withholding taxes	(59,068)	(10,073)	—	(47)
Total investment income	495,951	167,913	35,116	5,742

EXPENSES:
Investment advisory fee (Note 4)	853,148	83,970	17,664	4,696
Interest expense	—	—	50	136
Total expenses	853,148	83,970	17,714	4,832
NET INVESTMENT INCOME (LOSS)	(357,197)	83,943	17,402	910

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,383,733)	73,751	(71,516)	164,520
In-kind redemptions	7,891,336	—	140,530	186,102
Written option contracts	—	—	(375,696)	(216,479)
Foreign currency transactions	(137,069)	(37,446)	—	—
Net realized gain (loss)	6,370,534	36,305	(306,682)	134,143
Net change in unrealized appreciation (depreciation) on:
Investments	226,414,098	6,787,613	1,113,167	52,109
Foreign currency translations	(2,570)	(49)	—	—
Written option contracts	—	—	(152,105)	17,339
Net change in unrealized appreciation (depreciation)	226,411,528	6,787,564	961,062	69,448
Net realized and unrealized gain (loss)	232,782,062	6,823,869	654,380	203,591
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$232,424,865	$6,907,812	$671,782	$204,501

(a)	Inception date of the Fund was October 27, 2025.
(b)	Inception date of the Fund was December 10, 2025.
(c)	Inception date of the Fund was February 25, 2026.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in

Net Assets

	VistaShares Artificial Intelligence Supercycle ETF		VistaShares Electrification Supercycle ETF
	Period Ended May 31, 2026 (Unaudited)	Period Ended November 30, 2025(a)	Period Ended May 31, 2026(b) (Unaudited)	Period Ended November 30, 2025(b)
OPERATIONS:
Net investment income (loss)	$(357,197)	$(40,295)	$83,943	$3,709
Net realized gain (loss)	6,370,534	468,630	36,305	570
Net change in unrealized appreciation (depreciation)	226,411,528	13,713,556	6,787,564	(55,609)
Net increase (decrease) in net assets resulting from operations	232,424,865	14,141,891	6,907,812	(51,330)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	—	(8,460)	—
Total distributions to shareholders	—	—	(8,460)	—

CAPITAL TRANSACTIONS:
Subscriptions	395,882,716	86,974,856	57,746,308	3,041,523
Redemptions	(21,003,753)	(1,748,370)	—	—
ETF transaction fees (Note 8)	114,706	15,202	1,468	—
Net increase (decrease) in net assets from capital transactions	374,993,669	85,241,688	57,747,776	3,041,523

NET INCREASE (DECREASE) IN NET ASSETS	607,418,534	99,383,579	64,647,128	2,990,193

NET ASSETS:
Beginning of the period	99,383,579	—	2,990,193	—
End of the period	$706,802,113	$99,383,579	$67,637,321	$2,990,193

SHARES TRANSACTIONS
Subscriptions	6,950,000	2,750,000	2,025,000	150,000
Redemptions	(425,000)	(50,000)	—	—
Total increase (decrease) in shares outstanding	6,525,000	2,700,000	2,025,000	150,000

(a)	Inception date of the Fund was December 2, 2024.
(b)	Inception date of the Fund was October 27, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

		VistaShares
	VistaShares	Target 15
	Target 15 S&P	TEPRTantrum
	100 Distribution	Contrarian
	ETF	Distribution ETF
	Period Ended	Period Ended
	May 31, 2026(a)	May 31, 2026(b)
	(Unaudited)	(Unaudited)
OPERATIONS:
Net investment income (loss)	$17,402	$910
Net realized gain (loss)	(306,682)	134,143
Net change in unrealized appreciation (depreciation)	961,062	69,448
Net increase (decrease) in net assets resulting from operations	671,782	204,501

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(540,356)	(73,273)
Total distributions to shareholders	(540,356)	(73,273)

CAPITAL TRANSACTIONS:
Subscriptions	17,187,363	4,861,888
Redemptions	(2,916,055)	(1,944,395)
Net increase (decrease) in net assets from capital transactions	14,271,308	2,917,493

NET INCREASE (DECREASE) IN NET ASSETS	14,402,734	3,048,721

NET ASSETS:
Beginning of the period	—	—
End of the period	$14,402,734	$3,048,721

SHARES TRANSACTIONS
Subscriptions	875,000	250,000
Redemptions	(150,000)	(100,000)
Total increase (decrease) in shares outstanding	725,000	150,000

(a)	Inception date of the Fund was December 10, 2025.
(b)	Inception date of the Fund was February 25, 2026.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	VistaShares Artificial Intelligence
	Supercycle ETF
	Period Ended	Period Ended
	May 31, 2026	November 30,
	(Unaudited)	2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$36.81	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	(0.08)	(0.05)
Net realized and unrealized gain (loss)(c)	39.86	11.84
Total from investment operations	39.78	11.79

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.03	0.02
Net asset value, end of period	$76.62	$36.81
TOTAL RETURN(d)	108.15%	47.23%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$706,802	$99,384
Ratio of expenses to average net assets(e)	0.75%	0.75%
Ratio of net investment income to average net assets(e)	(0.31)%	(0.14)%
Portfolio turnover rate(d)(f)	15%	8%

(a)	Inception date of the Fund was December 2, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

	VistaShares Electrification
	Supercycle ETF
	Period Ended	Period Ended
	May 31, 2026(a)	November 30,
	(Unaudited)	2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$19.93	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.10	0.03
Net realized and unrealized gain (loss)(c)	11.11	(0.10)
Total from investment operations	11.21	(0.07)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	—
Total distributions	(0.04)	—

CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.00 (d)	—
Net asset value, end of period	$31.10	$19.93
TOTAL RETURN(e)	56.29%	(0.33)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$67,637	$2,990
Ratio of expenses to average net assets(f)	0.75%	0.75%
Ratio of net investment income to average net assets(f)	0.76%	1.78%
Portfolio turnover rate(e)(g)	12%	2%

(a)	Inception date of the Fund was October 27, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

VistaShares Target
15 S&P 100
Distribution ETF
Period Ended May
31, 2026(a)
(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.05
Net realized and unrealized gain (loss)(c)	1.30
Total from investment operations	1.35

LESS DISTRIBUTIONS FROM:
Net investment income	(1.48)
Total distributions	(1.48)

Net asset value, end of period	$19.87
TOTAL RETURN(d)	5.35%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$14,403
Ratio of expenses to average net assets(e)	0.59%
Ratio of interest expense to average net assets(e)(f)	0.00%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.59%
Ratio of net investment income to average net assets(e)	0.58%
Portfolio turnover rate(d)(g)	5%

(a)	Inception date of the Fund was December 10, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

VistaShares Target
15 TEPRTantrum
Contrarian
Distribution ETF
Period Ended May
31, 2026(a)
(Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.01
Net realized and unrealized gain (loss)(c)	1.04
Total from investment operations	1.05

LESS DISTRIBUTIONS FROM:
Net investment income	(0.73)
Total distributions	(0.73)

Net asset value, end of period	$20.32
TOTAL RETURN(d)	7.16%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,049
Ratio of expenses to average net assets(e)	0.98%
Ratio of interest expense to average net assets(e)	0.03%
Ratio of operational expenses to average net assets excluding interest expense(e)	0.95%
Ratio of net investment income to average net assets(e)	0.18%
Portfolio turnover rate(d)(f)	105%

(a)	Inception date of the Fund was February 25, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

May 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The VistaShares Artificial Intelligence Supercycle ETF (the “AIS ETF”), the VistaShares Electrification Supercycle ETF (the “POW ETF”) and the VistaShares Target 15 S&P 100 Distribution ETF (the “SIOO ETF”) are each diversified series of shares and the VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF (the “TPRY ETF”) is a non -diversified series of shares (each, a “Fund,” and collectively, the “Funds”) of beneficial interest of Tidal Trust III (the “Trust”) .. The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and VistaShares Advisors LLC (“Sub-Adviser”) serves as investment sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The VistaShares Artificial Intelligence Supercycle ETF commenced operations on December 2, 2024, the VistaShares Electrification Supercycle ETF commenced operations on October 27, 2025, the VistaShares Target 15 S&P 100 Distribution ETF commenced operations on December 10, 2025, and the VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF commenced operations on February 25, 2026.

The VistaShares Artificial Intelligence Supercycle ETF seeks long term capital appreciation. The VistaShares Electrification Supercycle ETF seeks long term capital appreciation. The VistaShares Target 15 S&P 100 Distribution ETF seeks current income and long term capital appreciation. The VistaShares Target 15 TEPRTantrum Contrarian Distribution ETF seeks current income and long term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund's investments as of May 31, 2026:

AIS ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$704,066,101	$—	$—	$704,066,101
Money Market Funds	2,187,529	—	—	2,187,529
Total Investments	$706,253,630	$—	$—	$706,253,630

Notes to Financial Statements

May 31, 2026 (Unaudited)

POW ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$66,589,157	$—	$—	$66,589,157
Money Market Funds	985,522	—	—	985,522
Total Investments	$67,574,679	$—	$—	$67,574,679

SIOO ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$14,033,544	$—	$—	$14,033,544
Purchased Options	—	36,553	—	36,553
Money Market Funds	604,309	—	—	604,309
Total Investments	$14,637,853	$36,553	$—	$14,674,406
Liabilities:
Investments:
Written Options	—	(380,441)	—	(380,441)
Total Investments	$—	$(380,441)	$—	$(380,441)

TPRY ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$2,855,356	$—	$—	$2,855,356
Purchased Options	—	118,321	—	118,321
Money Market Funds	7,491	—	—	7,491
Total Investments	$2,862,847	$118,321	$—	$2,981,168
Liabilities:
Investments:
Written Options	—	(69,109)	—	(69,109)
Total Investments	$—	$(69,109)	$—	$(69,109)

Refer to the Schedules of Investments for further disaggregation of investment categories.

Derivative Instruments - As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options) . Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

Notes to Financial Statements

May 31, 2026 (Unaudited)

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put option. If a put option written by the Funds expires unexercised, such Funds will realize a gain in the amount of the premium received.

Notes to Financial Statements

May 31, 2026 (Unaudited)

By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, each Fund is exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the period ended May 31, 2026, each Fund’s monthly average notional amounts are described below:

Fund	Purchased Options	Written Options
SIOO	$308,232	$(308,232)
TPRY	1,945,535	(1,945,535)

Statements of Assets and Liabilities

Fair value of derivative instruments as of May 31, 2026:

	Asset Derivatives		Liability Derivatives
Fund	Instrument:	Balance Sheet Location:	Instrument:	Balance Sheet Location:

		Investments, at value		Written option contracts, at value
SIOO	Purchased Options	$36,553	Written Options	$(380,441)
TPRY	Purchased Options	118,321	Written Options	(69,109)

Notes to Financial Statements

May 31, 2026 (Unaudited)

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended May 31, 2026:

	Realized		Change in Unrealized
Fund:	Instrument:	Balance Sheet Location:	Instrument:	Balance Sheet Location:

		Net realized gain (loss) from investments		Net change in unrealized appreciation (depreciation) on investments
SIOO	Purchased Options	$24,074	Purchased Options	$7,254
TPRY	Purchased Options	184,783	Purchased Options	(4,341)

	Realized		Change in Unrealized
Fund:	Instrument:	Balance Sheet Location:	Instrument:	Balance Sheet Location:

		Net realized gain (loss) from Written option contracts		Net change in unrealized appreciation (depreciation) on written options contracts
SIOO	Written Options	$(375,696)	Written Options	$(152,105)
TPRY	Written Options	(216,479)	Written Options	17,339

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting arrangements are required.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of May 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the AIS ETF and POW ETF are declared and paid annually. Distributions to shareholders from net investment income, if any, for the SIOO ETF and TPRY ETF are declared and paid monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Notes to Financial Statements

May 31, 2026 (Unaudited)

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Artificial Intelligence Risk (AIS ETF Only) . Issuers engaged in artificial intelligence typically have high research and capital expenditures and, as a result, their profitability can vary widely, if they are profitable at all. The space in which they are engaged is highly competitive and issuers’ products and services may become obsolete very quickly. These companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. The issuers are also subject to legal, regulatory and political changes that may have a large impact on their profitability. A failure in an issuer’s product or even questions about the safety of the product could be devastating to the issuer, especially if it is the marquee product of the issuer. It can be difficult to accurately capture what qualifies as an artificial intelligence company.

●	Semiconductors & Semiconductor Equipment Industry Risk. Semiconductor companies may face intense competition, both domestically and internationally, and such competition may have an adverse effect on their profit margins. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies’ supply chain and operations are dependent on the availability of materials that meet exacting standards and the use of third parties to provide components and services. Semiconductor companies may rely on a limited number of suppliers, or upon suppliers in a single location, for certain materials, equipment or tools. Finding and qualifying alternate or additional suppliers can be a lengthy process that can cause production delays or impose unforeseen costs, and such alternatives may not be available at all. Production can be disrupted by the unavailability of resources, such as water, silicon, electricity, gases and other materials. Suppliers may also increase prices or encounter cybersecurity or other issues that can disrupt production or increase production costs.

●	Datacenter Industry Risk. The datacenter industry faces numerous challenges that could significantly impact the financial performance of companies operating within this sector. As technological advancements accelerate and demand for data processing and storage grows, datacenter companies must continuously upgrade infrastructure and expand capacity, leading to high capital expenditures and increased operational costs. The highly competitive nature of the industry often results in aggressive pricing strategies that compress profit margins. Additionally, fluctuations in demand for data services, driven by economic conditions and shifts in technology trends, can lead to under-utilization of capacity, negatively affecting revenue streams and overall profitability. Furthermore, companies must navigate complex regulatory environments and manage significant energy consumption and environmental impact, adding to operational burdens and costs.

●	Information Technology Sector Risk. The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment, among other things. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Consumer Discretionary Sector Risk (POW ETF Only). The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their profitability relative to other sectors. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in each Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Industry Risks (POW ETF Only). The Fund will invest substantially in companies in the automobile, particularly EV, and energy industries, and therefore the performance of the Fund could be negatively impacted by events affecting these industries.

●	Automotive Industry Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations, fluctuating component prices and supplier disruptions. Developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if ever. Automotive companies may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

●	Electric Vehicle Industry Risk. Companies in the electric vehicle (EV) industry are dependent upon consumer demand for electric vehicles in an automotive sector that is generally competitive, cyclical, and volatile. If the market for electric vehicles does not develop as expected, develops more slowly, or if demand decreases, the business prospects, financial condition, and operating results of companies in the EV industry may be harmed. The EV sector is still at an earlier stage of development and has limited resources and production capabilities relative to established competitors that offer internal combustion engine vehicles. Additionally, electric vehicles still comprise a small percentage of overall vehicle sales. The market for EVs could be negatively affected by numerous factors, such as: (i) perceptions about electric vehicle features, quality, safety, performance, and cost; (ii) concerns about the limited range of electric vehicles and access to charging facilities; (iii) competition from other types of alternative fuel vehicles, plug-in hybrid electric vehicles, and high fuel-economy internal combustion engine vehicles; (iv) volatility in the cost of oil and gasoline, including wide fluctuations in crude oil prices; (v) government regulations and economic incentives; and (vi) concerns about the future viability of certain EV manufacturers.

●	Electrical Grid Technologies and Energy Solutions Industry Risk. Electric grid and solutions companies are subject to numerous challenges that could significantly impact their financial performance. As the demand for efficient electricity management, renewable energy storage, and innovative power solutions grows, these companies must continuously invest in research, development, and infrastructure to stay competitive. This can lead to high capital expenditures and increased operational costs. The highly competitive nature of the industry may result in aggressive pricing strategies that compress profit margins. Additionally, fluctuations in demand for sustainable energy solutions, driven by economic conditions, regulatory changes, and shifts in technology trends, can lead to periods of under-utilization of capacity, negatively affecting revenue streams and overall profitability. Companies are subject to significant regulatory oversight, and must comply with evolving energy policies, which can add to operational burdens and costs. Furthermore, the industry is exposed to significant risks related to technological advancements and integration challenges. Ensuring compatibility with existing grid infrastructure and maintaining system reliability can pose substantial risks. Moreover, companies in this sector are critically dependent on maintaining robust cybersecurity measures and addressing potential technical failures. Cybersecurity threats, equipment malfunctions, and natural disasters can lead to service disruptions and significant financial and reputational damage.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Technology Sector Risks (AIS ETF Only). The Fund will invest substantially in companies in the technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the relevant Underlying Securities. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund may continuously maintain indirect exposure to one or more of the Underlying Securities through the use of options contracts, as the options contracts it holds are exercised or expire, it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Notes to Financial Statements

May 31, 2026 (Unaudited)

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to -day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker -dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
AIS ETF	0.75%
POW ETF	0.75%
SIOO ETF	0.59%
TPRY ETF	0.95%

Notes to Financial Statements

May 31, 2026 (Unaudited)

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended May 31, 2026 are disclosed in the Statements of Operations.

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub- Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund's portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of each Fund's average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligation for a portion of each Fund’s expenses, the Adviser has agreed to pay to the Sub -Adviser the profits, if any, generated by the Funds' Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds' administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds' custodian.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds' fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds' custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds' principal underwriter in a continuous public offering of the Funds' Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Notes to Financial Statements

May 31, 2026 (Unaudited)

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended May 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
AIS ETF	$138,541,455	$38,068,593
POW ETF	17,831,870	2,816,429
SIOO ETF	383,907	1,149,536
TPRY ETF	5,335,390	1,854,948

For the period ended May 31, 2026, there were no purchases or sales of long-term U.S. government securities.

For the period ended May 31, 2026, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
AIS ETF	$290,374,643	$18,838,344
POW ETF	41,826,652	—
SIOO ETF	16,466,550	2,818,204
TPRY ETF	—	847,378

Notes to Financial Statements

May 31, 2026 (Unaudited)

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended May 31, 2026 were as follows:

Fund	Distributions paid from Ordinary Income
AIS ETF	$—
POW ETF	8,460
SIOO ETF	540,356
TPRY ETF	73,273

As of the most recent fiscal year ended November 30, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	AIS ETF	POW ETF
Cost of investments(a)	$85,607,309	$3,042,469
Gross tax unrealized appreciation	18,839,654	64,831
Gross tax unrealized depreciation	(5,241,033)	(120,710)
Net tax unrealized appreciation (depreciation)	13,598,621	(55,879)
Undistributed ordinary income (loss)	—	4,538
Undistributed long-term capital gain (loss)	—	—
Other accumulated gain (loss)	(9,278)	11
Total distributable earnings/(accumulated losses)	$13,589,343	$(51,330)

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to wash sale adjustments.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal year ended November 30, 2025, the Funds had elected to defer the following post October or late-year losses:

Fund	Post-October Capital Loss Deferral	Late-Year Loss Deferral
AIS ETF	$—	$10,468

As of November 30, 2025, the Funds had no long-term and short-term capital loss carryovers.

Notes to Financial Statements

May 31, 2026 (Unaudited)

NOTE 8 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of Shares, which have no front- end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for AIS ETF and POW ETF is $1,250, and for SIOO ETF and TPRY ETF is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund's investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 - NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Funds have adopted ASU 2023-09, which did not have a material impact on the Funds' financial statements or disclosures.

Notes to Financial Statements

May 31, 2026 (Unaudited)

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds' financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at meetings held on August 23, 2024, October 22, 2025, and December 12, 2025, the Board of Trustees (the “Board”) of Tidal Trust III (the “Trust”) considered the approval of:

●	the Investment Advisory Agreement (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the VistaShares Artificial Intelligence Supercycle ETF, VistaShares Electrification Supercycle ETF, VistaShares Target 15™ S&P 100 Distribution ETF, and VistaShares Target 15™ TEPRTantrum Contrarian Distribution ETF (each a “Fund” and collectively, the “Funds”);

●	an Investment Sub-Advisory Agreement (a “Sub-Advisory Agreement”) between the Adviser and VistaShares Advisors LLC (“VistaShares”) (the “Sub-Adviser”) with respect to each Fund.

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Adviser from services to be provided to each Fund, including any fall-out benefits; (iii) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fee for each Fund reflects these economies of scale for the benefit of the Funds; and (v) other financial benefits to the Adviser and Sub-Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meetings held on August 23, 2024, October 22, 2025, and December 12, 2025. Among other things, each of the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Funds. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements and Sub-Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser, the Board reviewed the Adviser’s and Sub-Adviser’s compliance infrastructure and financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for the Funds and compared them to the management fees and total operating expenses of their Morningstar peer groups. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Funds pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of the Funds to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether each Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the Funds’ assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser for their services. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. The Board also considered that VistaShares was acting as sponsor for the Funds and had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the adviser of a certain amount, fall below the level of the unitary fee, the adviser would pay any remaining portion of the unitary fee to the sponsor out of its profits. The Board concluded that the proposed fees were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fee is paid to the Sub-Adviser out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Agreement is fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to the Funds; and (c) agreed to approve the Agreements for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 6, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	August 6, 2026